SECURITY BENEFITY

May 30, 2008


Securities and Exchange Commission
100 F Street NE
Washington, DC 20549


Subj: SBL Fund File Nos: 811-02753 and 002-59353


Dear Sir or Madam:

Attached for filing on behalf of SBL Fund (the "Fund") pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the "1933 Act") is Post-Effective Amendment No. 54 to the Fund's Registration Statement on Form N-1A (the "Amendment"). The Amendment is filed for the purpose of updating the Fund's disclosures as required by applicable laws and regulations. It is also being filed for the purpose of including in the prospectus changes to Series O and Z. The cover page of the Amendment has designated an effective date of August 15, 2008. The Fund undertakes to file a post-effective amendment pursuant to Rule 485(b) under the 1933 Act on or before the effective date of the Amendment for the purposes of, without limitation, completing the update of the Fund's disclosures, responding to any SEC staff comments thereon, and filing the consent of the Fund's independent public auditors.

No fees are required in connection with this filing. Please contact Julien Bourgeois of Dechert LLP at (202) 261-3451 if you have any questions or comments regarding the Amendment.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Assistant Secretary
SBL Fund

Enclosure